Note 18 - Net Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
18.	Net earnings (loss) per common share

Earnings per share calculations cannot be anti-dilutive, therefore diluted shares are not used in the denominator when the numerator is in a loss position.  The following table reconciles the numerator used to calculate earnings per common share:

	2011	2010	2009

Net earnings (loss) attributable to common shareholders	$64,139	$3,463	$(54,955)
Assumed interest savings on conversion of dilutive Convertible Debentures, net of tax	3,604	-	-
Net earnings (loss) for diluted earnings per share calculation purposes	$67,743	$3,463	$(54,955)

The Convertible Debentures were dilutive in 2011, but anti-dilutive in all other periods presented.  The following table reconciles the denominator used to calculate earnings per common share:

	2011	2010	2009

Shares issued and outstanding at beginning of period	30,318,274	29,624,910	29,333,484
Weighted average number of shares:
Issued during the period	218,418	455,708	104,091
Repurchased during the period	(443,081)	-	-
Weighted average number of shares used in computing basic earnings per share	30,093,611	30,080,618	29,437,575
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	457,404	286,193	78,580
Assumed conversion of dilutive Convertible Debentures	2,750,000	-	-
Number of shares used in computing diluted earnings per share	33,301,015	30,366,811	29,516,155